Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023

Patents	$115,051	$116,768
Less: accumulated amortization	(109,423)	(100,371)
Intangible assets, net	$5,628	$16,397

Amortization expense for the years ended December 31, 2024, 2023, and 2022 amounted to $10,603, $11,355, and $14,434, respectively.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense
2025	$5,628